Condensed Financial Information of the Parent Company (Details) - Parent Company Statements of Operations And Comprehensive Income - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
General and administrative	$ 394,676	$ 270,810
Total operating expenses	394,676	270,810
Operating loss	(394,676)	(270,810)
Other income (expense)
Net investment income	64,989
Interest income	60,924	21
Other expense, net	(615)	(4,169)
Total other income (loss)	125,298	(4,148)
Share of income from subsidiaries	891,352	913,385
Income before provision for income taxes	621,974	638,427
Net income	621,974	638,427
Comprehensive income
Net income	621,974	638,427
Comprehensive income	$ 621,974	$ 638,427
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.05	$ 0.06
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	12,122,574	10,987,679